Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Total Current Assets	$ 662,804,360	$ 543,372,955
Total Non Current Assets	2,891,657,831	2,856,309,536
Total Current Liabilities	543,356,501	555,777,465
Non-current Liabilities	1,022,091,737	1,114,144,777
Revenues	1,599,032,140	1,639,959,815	$ 1,539,977,511
Net Profit for the Year	425,542,215	521,432,373	635,020,813
Other Comprehensive Income	67,663,517	(86,682,199)	(347,578,685)
Comprehensive Income	$ 493,205,732	$ 434,750,174	$ 287,442,128
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest	33.33%	33.33%
Total Current Assets	$ 71,254,956	$ 90,283,944
Total Non Current Assets	148,950	117,703
Total Current Liabilities	63,340,564	78,452,153
Revenues	687,399,254	615,229,994
Expenses	(684,873,130)	(610,756,322)
Net Profit for the Year	2,526,124	4,473,522
Other Comprehensive Income	(24,472)	(510,406)
Comprehensive Income	$ 2,501,652	$ 3,963,116
GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest	0.00%	20.00%
Revenues		$ 86,471,706
Expenses		(72,752,059)
Net Profit for the Year		13,719,647
Other Comprehensive Income		(65,571,292)
Comprehensive Income		$ (51,851,645)
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest		42.50%
Total Current Assets		$ 9,318,456
Total Non Current Assets		40,746,438
Total Current Liabilities		5,683,680
Non-current Liabilities		13,809,430
Revenues		24,126,070
Expenses		(11,970,244)
Net Profit for the Year		12,155,826
Other Comprehensive Income		(347,369)
Comprehensive Income		$ 11,808,457